Cover Page	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2021
Entity Primary SIC Number	1311
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Registrant Name	TransGlobe Energy Corporation
Entity Central Index Key	0000736744
Entity File Number	001-31891
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	Suite 900
Entity Address, Address Line Two	444 Fifth Avenue SW
Entity Address, City or Town	Calgary
Entity Address, State or Province	AB
Entity Address, Postal Zip Code	Canada T2P 2T8
Document Annual Report	true
Document Registration Statement	false
Annual Information Form	true
Audited Annual Financial Statements	true
Local Phone Number	264-9888
City Area Code	403
Entity Common Stock, Shares Outstanding	72,774,830
Entity Interactive Data Current	Yes
ICFR Auditor Attestation Flag	false
Auditor Firm ID	1227
Auditor Name	BDO Canada LLP
Auditor Location	Calgary, AB, Canada
NASDAQ Global Select Market
Document Information [Line Items]
Trading Symbol	TGA
Security Exchange Name	NASDAQ
Title of 12(b) Security	Common Shares Without Par Value
Toronto Stock Exchange
Document Information [Line Items]
Trading Symbol	TGL
Title of 12(b) Security	Common Shares Without Par Value
London Stock Market (AIM)
Document Information [Line Items]
Trading Symbol	TGL
Title of 12(b) Security	Common Shares Without Par Value
Business Contact
Document Information [Line Items]
Contact Personnel Name	Donald J. Puglisi
Entity Address, Address Line One	850 Library Avenue
Entity Address, Address Line Two	Suite 204
Entity Address, City or Town	Newark
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19711
Local Phone Number	738-6680
City Area Code	302